Goodwill, Intangible Assets and In-Process Revenue Contracts (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Vessel	Dec. 31, 2009
Segment Reporting Information [Line Items]
Goodwill impairment charge (note 6)	$ 36,652,000
Amortization of Finite Lived Intangible Assets Acquired as Part of Business Combination [Line Items]
Percentage share of business acquired		50.00%
Decrease in amortization expense		10,500,000
Amortization of in-process revenue	(46,436,000)	(48,254,000)	(75,977,000)
Goodwill, Intangible Assets and In-Process Revenue Contracts (Textual) [Abstract]
Number of vessel purchase options and certain in-charter customer contracts write down		3
Aggregate amortization expense	19,100,000	26,200,000	34,100,000
Write-down of intangibles and other		31,730,000	16,105,000
Amortization of intangible assets, 2012	15,400,000
Amortization of intangible assets, 2013	14,200,000
Amortization of intangible assets, 2014	13,200,000
Amortization of intangible assets, 2015	12,100,000
Amortization of intangible assets, 2016	11,100,000
Amortization of intangible assets, thereafter	70,800,000
Teekay Petrojarl And Omi Corporation [Member]
Amortization of Finite Lived Intangible Assets Acquired as Part of Business Combination [Line Items]
Amortization of in-process revenue	46,400,000	48,300,000
Amortization of in-process revenue contracts, 2012	73,300,000
Amortization of in-process revenue contracts, 2013	60,200,000
Amortization of in-process revenue contracts, 2014	40,200,000
Amortization of in-process revenue contracts, 2015	18,700,000
Amortization of in-process revenue contracts, thereafter	116,200,000
Suezmax Tanker [Member]
Segment Reporting Information [Line Items]
Goodwill impairment charge (note 6)	$ 36,700,000